Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Statement of Comprehensive Income [Abstract]
Other comprehensive income (loss), income tax expense (benefit)	$ (3.5)	$ 22.6	$ (81.1)